Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 4,386
Valuation allowance	(4,386)
Total deferred tax assets, net